Net interest income - Geographical areas and product group (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net interest income
Interest income	kr 6,083	kr 5,153	kr 3,896
Lending to Swedish exporters
Net interest income
Interest income	1,954	1,709	1,398
Lending to exporters' customers
Net interest income
Interest income	1,510	1,452	1,251
Remuneration from the CIRR-system	192	155
Liquidity
Net interest income
Interest income	2,619	1,992	1,247
Sweden
Net interest income
Interest income	3,172	2,458	1,724
Europe except Sweden
Net interest income
Interest income	927	932	723
Countries outside of Europe
Net interest income
Interest income	kr 1,984	kr 1,763	kr 1,449